Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2024 USD ($) item segment	Jun. 30, 2023 USD ($) item
Segment Information
Number of reportable segments | segment			1
Number of operating vessels | item	18	18	18	18
Revenues	$ 74,420	$ 73,824	$ 151,052	$ 145,004
Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Segment Information
Revenues	11,174	12,625	23,019	23,996
Equinor ASA
Segment Information
Revenues	14,067	8,661	24,140	17,856
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.
Segment Information
Revenues	10,270	10,010	20,528	16,706
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	18,004	4,687	32,343	8,765
KNOT
Segment Information
Revenues	7,495	7,607	14,311	13,923
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies
Segment Information
Revenues	$ 4,514	$ 14,424	$ 8,995	$ 28,689
Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	15.00%	18.00%	15.00%	17.00%
Revenues | Equinor ASA | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	19.00%	12.00%	16.00%	13.00%
Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	14.00%	14.00%	14.00%	12.00%
Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	24.00%	7.00%	22.00%	6.00%
Revenues | KNOT | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	11.00%	10.00%	10.00%
Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	6.00%	20.00%	6.00%	20.00%
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%